Investment in equity affiliates, joint ventures and other projects construction entities (Yamal) (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
Equity Investments
Main equity investments were as follows as of December 31, 2021, and December 31, 2020:

		December 31, 2021		December 31, 2020
(In millions of €, except %)	Place of business/incorporation	Percentage owned	Carrying value	Percentage owned	Carrying value
ENI Coral FLNG	Mozambique, France	50.0%	45.5	50.0%	2.5
BAPCO Sitra Refinery	Bahrain	36.0%	-	36.0%	0.0
Novarctic	France, Russian Federation	33.3%	-	33.3%	0.0
NFE	Qatar, France, Japan	50.0%	2.0	N/A	0.0
Others		N/A	27.9	N/A	37.3
TOTAL			75.4		39.8

Investments in Joint Ventures and Associates
Summarized statement of financial position:

	Total for all JVs and associates		Bapco, Coral and Novarctic only
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
DATA AT 100%
Non-current assets	50.5	56.6	17.6	23.3
Other current assets	556.3	468.7	482.4	361.5
Cash and cash equivalents	1,275.8	1,164.5	1,084.0	1,023.1
Total current assets	1,832.1	1,633.2	1,566.4	1,384.6
Total non-current liabilities	20.3	21.5	3.2	5.8
Total current liabilities	1,676.8	1,519.0	1,500.9	1,403.0
Net assets at 100%	185.5	149.3	79.9	(0.9)
Net assets attributable to Technip Energies Group	59.8	25.5	41.5	0.5
Negative investments reclassification	15.6	14.3	4.0	2.0
Investments in equity affiliates	75.4	39.8	45.5	2.5

Summarized statement of total comprehensive income:

	Total for all JVs and associates			Bapco, Coral and Novarctic only
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2021	December 31, 2020	December 31, 2019
DATA AT 100%
Revenue	1,733.3	1,344.4	1,464.5	1,462.6	1,327.0	1,454.8
Depreciation and amortization	(3.3)	(3.3)	(0.4)	(2.3)	(2.9)	(0.3)
Financial income	25.1	60.3	8.8	19.2	59.3	7.4
Financial expense	(30.7)	(44.3)	(25.0)	(28.0)	(43.8)	(23.6)
Income tax (expense)/profit	4.1	(2.8)	(1.8)	2.1	(2.9)	(0.7)
Net profit (loss)	63.1	14.6	4.9	64.1	16.9	(2.4)
Other comprehensive income	2.9	(16.3)	1.7	(0.4)	0.2	0.1
TOTAL COMPREHENSIVE INCOME (LOSS)	66.0	(1.7)	6.6	63.7	17.1	(2.3)

Yamal LNG Contribution to Combined Revenue	Yamal LNG contribution to the consolidated revenue is presented below:
(In millions of €)	December 31, 2021	December 31, 2020	December 31, 2019
Revenue	454.8	396.9	1,396.7